Average Annual Total Returns - Invesco SP International Developed Quality ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P Quality Developed ex-U.S. LargeMidCap Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year		S&P Quality Developed ex-U.S. LargeMidCap Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years		S&P Quality Developed ex-U.S. LargeMidCap Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	Blended—S&P Quality Developed ex-U.S. LargeMidCap Index (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year		Blended—S&P Quality Developed ex-U.S. LargeMidCap Index (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years		Blended—S&P Quality Developed ex-U.S. LargeMidCap Index (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10 Years		MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) 10 Years
Total	15.63%	10.24%	7.28%	15.05%	9.83%	7.04%	9.48%	8.15%	6.00%	15.65%	[1]	10.49%	[1]	[1]	15.65%	[2]	10.29%	[2]	7.71%	[2]	7.82%	7.45%	5.51%

[1]	Performance information is not available prior to the Underlying Index’s commencement date of July 8, 2014. The Fund has designated its Underlying Index as its broad-based index going forward, as it more closely reflects the performance of the types of securities in which the Fund invests.
[2]	The Blended—S&P Quality Developed ex-U.S. LargeMidCap Index (Net) reflects the performance of the Fund’s prior underlying indexes, the QSG Developed International Opportunities Index, until March 1, 2012, followed by the performance of the S&P International Developed High Quality Rankings Index from March 1, 2012 until March 21, 2016, and the Underlying Index thereafter.